Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Sep. 30, 2023 USD ($)
Variable Interest Entity [Line Items]
2023	$ 22,203
2024	86,923
2025	83,683
2026	80,444
2027	77,297
2028+	$ 352,267